STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 06, 2023	Jun. 05, 2023
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Numbet of vested options	31,973	59,051
Vested number of RSA, Granted	517,943
Restricted Stock Units (RSUs) [Member] | Employees, Non-Employees and Board of Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value of options granted	865,423
Stock options, vested period	3 years
Restricted Stock Units (RSUs) [Member] | Employees and Non Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value of options granted		431,028
Stock options, vested period		1 year
2014 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant option, outstanding	2,000,000
Number of shares authorized			2,000,000	1,142,857
Unrecognized compensation	$ 0
Options exercised, shares	208,031
Exercise price	$ 1.155
Cashless exercise, shares	143,183
Options exercised, value	137,854